Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Contrafund® Portfolio
April 30, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group. Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 10.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

VCON-11-02 November 14, 2011
1.797984.108

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Contrafund® Portfolio
April 30, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group. Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 10.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

VCON-INV-11-02 November 14, 2011
1.918651.102

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 R
Contrafund® Portfolio
April 30, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group. Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 10.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

VCONR-11-02 November 14, 2011
1.918652.102